UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-14145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     April 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $77,653 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACETO CORP                     COM              004446100     3342   301910 SH       SOLE                   301910        0        0
ADAMS RES & ENERGY INC         COM NEW          006351308     2710    53135 SH       SOLE                    53135        0        0
AIRCASTLE LTD                  COM              G0129K104      275    20084 SH       SOLE                    20084        0        0
AMERICAS CAR MART INC          COM              03062T105     5917   126590 SH       SOLE                   126590        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     2393    79898 SH       SOLE                    79898        0        0
COOPER TIRE & RUBR CO          COM              216831107     1975    76970 SH       SOLE                    76970        0        0
DELEK US HLDGS INC             COM              246647101     2107    53385 SH       SOLE                    53385        0        0
ENERSYS                        COM              29275Y102     3185    69880 SH       SOLE                    69880        0        0
EPAM SYS INC                   COM              29414B104      297    12787 SH       SOLE                    12787        0        0
EVOLVING SYS INC               COM NEW          30049R209     1453   229110 SH       SOLE                   229110        0        0
EXELIS INC                     COM              30162A108     2510   230499 SH       SOLE                   230499        0        0
GENESCO INC                    COM              371532102     1713    28510 SH       SOLE                    28510        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      264    37453 SH       SOLE                    37453        0        0
HARTE-HANKS INC                COM              416196103      260    33355 SH       SOLE                    33355        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2598    67730 SH       SOLE                    67730        0        0
IEC ELECTRS CORP NEW           COM              44949L105      667   116010 SH       SOLE                   116010        0        0
INNOSPEC INC                   COM              45768S105     3254    73478 SH       SOLE                    73478        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     6081   294929 SH       SOLE                   294929        0        0
KEY TRONICS CORP               COM              493144109     5238   457030 SH       SOLE                   457030        0        0
NEENAH PAPER INC               COM              640079109     2383    77479 SH       SOLE                    77479        0        0
NEWMARKET CORP                 COM              651587107     4861    18670 SH       SOLE                    18670        0        0
NN INC                         COM              629337106     5708   603360 SH       SOLE                   603360        0        0
P C CONNECTION                 COM              69318J100     7348   449420 SH       SOLE                   449420        0        0
PIKE ELEC CORP                 COM              721283109      282    19824 SH       SOLE                    19824        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     3968   102460 SH       SOLE                   102460        0        0
SELECT MED HLDGS CORP          COM              81619Q105      261    29010 SH       SOLE                    29010        0        0
STANDARD MTR PRODS INC         COM              853666105     2945   106240 SH       SOLE                   106240        0        0
VONAGE HLDGS CORP              COM              92886T201     3369  1165690 SH       SOLE                  1165690        0        0
WESCO AIRCRAFT HLDGS INC       COM              950814103      289    19620 SH       SOLE                    19620        0        0